Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Songa Shares [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2022	$ 1,029		$ 2,646,073	$ 20,962	$ (648,722)	$ 2,019,342
Common Stock, Shares, Issued at Dec. 31, 2022	102,857,416
Net income	$ (0)		(0)	(0)	173,556	173,556
Other comprehensive income / (loss)	(0)		(0)	(15,569)	(0)	(15,569)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10)	$ 17		20,860	(0)	(0)	20,877
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10), shares	1,126,472
Dividends declared ($1.57, $2.50 and $0.30 per share for 2023, 2024 and 2025, respectively) (Note 10)	$ 0		0	0	(158,052)	(158,052)
Cancellation of Songa shares		(6,706)
Equity offering, net (Note 10)	$ (0)		13,024	(0)	(0)	13,024
Equity offering, net (Note 10), shares	678,282
Repurchase and cancellation of common shares (Note 10)	$ (206)		(392,902)	0	0	(393,108)
Repurchase and cancellation of common shares (Note 10), shares	(20,638,572)
Ending balance, value at Dec. 31, 2023	$ 840		2,287,055	5,393	(633,218)	1,660,070
Common Stock, Shares, Issued at Dec. 31, 2023	84,016,892
Net income	$ (0)		(0)	(0)	304,654	304,654
Other comprehensive income / (loss)	(0)		(0)	(3,094)	(0)	(3,094)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10)	$ 8		18,320	(0)	(0)	18,328
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10), shares	886,095
Dividends declared ($1.57, $2.50 and $0.30 per share for 2023, 2024 and 2025, respectively) (Note 10)	$ 0		0	0	(277,008)	(277,008)
Repurchase and cancellation of common shares (Note 10)	$ (13)		(25,292)	0	0	(25,305)
Repurchase and cancellation of common shares (Note 10), shares	(1,326,478)
Offering expenses	$ 0		(96)	0	0	(96)
Issuance of common stock for Eagle Merger (Note 1)	$ 281		665,270	(0)	(0)	665,551
Issuance of common stock for Eagle Merger (Note 1), shares	28,082,319
Convertible Notes conversion (Note 1)	$ 60		138,621	(0)	(0)	138,681
Stock Issued During Period, Shares, Conversion of Units	5,971,284
Sale of subsidiaries Cyprus & Germany	$ (34)		28	(0)	(0)	(6)
Ending balance, value at Dec. 31, 2024	$ 1,142		3,083,906	2,999	(605,572)	2,481,775
Common Stock, Shares, Issued at Dec. 31, 2024	117,630,112
Net income	$ (0)		(0)	(0)	84,174	84,174
Other comprehensive income / (loss)	(0)		(0)	(1,978)	(0)	(1,978)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10)	$ 16		17,782	(0)	(0)	17,798
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 10), shares	1,641,889
Dividends declared ($1.57, $2.50 and $0.30 per share for 2023, 2024 and 2025, respectively) (Note 10)	$ 0		0	0	(34,375)	(34,375)
Repurchase and cancellation of common shares (Note 10)	$ (58)		(98,073)	0	0	(98,131)
Repurchase and cancellation of common shares (Note 10), shares	(5,847,494)
Sale of subsidiaries Cyprus & Germany	$ 34		(28)	(0)	(6)	(0)
Ending balance, value at Dec. 31, 2025	$ 1,134		$ 3,003,587	$ 321	$ (555,779)	$ 2,449,263
Common Stock, Shares, Issued at Dec. 31, 2025	113,424,507